Equity - Schedule of Options Outstanding from Consolidated Share Option Plan (Details)	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares
Options for common shares
Options outstanding, beginning balance (in shares) | shares	3,763,020	4,390,222
Options exercised (in shares) | shares	(156,738)	(154,509)
Options forfeited (in shares) | shares	(15,499)	(152,282)
Options expired (in shares) | shares	(1,328,163)	(320,411)
Options outstanding, ending balance (in shares) | shares	2,262,620	3,763,020
Weighted average exercise price
Options outstanding, beginning balance (in usd per share) | $ / shares	$ 9.28	$ 8.65
Options exercised (in usd per share) | $ / shares	2.99	1.89
Options forfeited (in usd per share) | $ / shares	7.34	8.73
Options expired (in usd per share) | $ / shares	8.40	9.50
Options outstanding, ending balance (in usd per share) | $ / shares	$ 10.25	$ 9.28